SCHEDULE OF ACCOUNTS RECEIVABLES - RELATED PARTY (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Receivables [Abstract]
Accounts receivable		$ 172,757
Accounts receivable – related party			520,786
Total		$ 172,757	$ 520,786